Revenue and Contract Balances - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Balance, beginning of period	$ 1,848	$ 1,131	$ 1,131	$ 614
Add: provision for doubtful accounts, net of recoveries	(124)	82	1,177	1,590
Less: write-offs	(42)	(272)	(460)	(1,073)
Balance, end of period	$ 1,682	$ 941	$ 1,848	$ 1,131